Financial Instruments And Risk Management	9 Months Ended
Sep. 30, 2011
Financial Instruments And Risk Management [Abstract]
Financial Instruments And Risk Management

14. Financial Instruments and Risk Management

As part of the Company's risk management program, the Company from time to time uses a variety of financial instruments, primarily costless collar contracts, to reduce its exposure to fluctuations in the price of jet fuel. The Company does not hold or issue derivative financial instruments for trading purposes.

The Company is exposed to credit losses in the event of nonperformance by counterparties to these financial instruments. The Company periodically reviews and seeks to mitigate exposure to the counterparty's financial deterioration and nonperformance by monitoring the absolute exposure levels, the counterparty's credit rating, and the counterparty's historical performance relating to hedge transactions. The credit exposure related to these financial instruments is limited to the fair value of contracts in a net receivable position at the reporting date. The Company also maintains security agreements that require the Company to post collateral if the value of selected instruments falls below specified mark-to-market thresholds. To mitigate this requirement, the Company ratably builds its hedge portfolio to targeted levels to avoid excess exposure to specific market conditions.

The Company records financial derivative instruments at fair value, which includes an evaluation of the counterparty's credit risk. Fair value of the instruments is determined using standard option valuation models. Management chose not to elect hedge accounting on any of the derivative instruments purchased through the end of 2008, 2009, and 2010 and the nine month period ended September 30, 2011 and, as a result, changes in the fair value of these fuel hedge contracts are recorded each period in aircraft fuel expense.

The following table summarizes the components of aircraft fuel expense for the years ended December 31, 2008, 2009 and 2010, and the nine month period ended September 30, 2010 and 2011 (in millions):

	Year Ended December 31,			Nine Months Ended September 30,
	2008	2009	2010	2010	2011
				(unaudited)
Into-plane fuel cost	$359.1	$181.8	$251.7	$179.2	$296.3
Changes in value and settlements of fuel hedge contracts	(60.0)	(0.7)	(3.5)	(1.0)	(3.1)

Aircraft fuel expense	$299.1	$181.1	$248.2	$178.2	$293.2

During the year ended 2008, $60.0 million of net fuel derivative gains were recognized consisting of realized gains of $69.9 million offset by the reversal of prior-period unrealized mark-to-market gains of $9.9 million. During the year ended 2009, $0.7 million of net fuel derivative gains were recognized consisting of settlement losses of $0.7 million offset by unrealized mark-to-market gains of $1.4 million. During the year ended 2010, $3.5 million of net fuel derivative gains were recognized consisting of realized gains of $1.4 million and unrealized mark-to-market gains of $2.1 million. During the nine months ended September 30, 2010, $1.0 million (unaudited) of net fuel derivative gains were recognized consisting of realized gains of $0.1 million (unaudited) and unrealized mark-to-market gains of $0.9 million (unaudited). During the nine months ended September 30, 2011, $3.1 million (unaudited) of net fuel derivative gains were recognized consisting of realized gains of $7.5 million (unaudited) and unrealized mark-to-market losses of $4.4 million (unaudited). All realized gains and losses are reflected in the statements of cash flows in cash flow from operating activities.

As of December 31, 2010 the Company had fuel hedges using either NYMEX heating oil, NYMEX WTI crude oil, or U.S. Gulf Coast jet fuel as the underlying commodity. As of December 31, 2010, the Company had agreements in place to protect 11,800,000 gallons or approximately 10% of its 2011 anticipated fuel consumption at a weighted-average ceiling and floor price of $2.30 and $2.13 per gallon, respectively. As of September 30, 2011, the Company had fuel hedges using US Gulf Coast jet fuel collars in place for approximately 38% (unaudited) and 18% (unaudited) of the Company's estimated fuel consumption for the fourth quarter 2011 and first quarter 2012, respectively. Additionally, during hurricane season (August through October), the Company uses basis swaps using NYMEX Heating Oil indexes, to protect the refining price risk between the price of crude oil and the price of refined jet fuel. As of September 30, 2011, the Company had approximately 23% (unaudited) of its fourth quarter 2011 forecasted fuel requirements protected using these basis swaps.